Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Preferred Stock Series C	Common Stock	Retained Earnings	Treasury Stock	Unearned Compensation Restricted Stock Awards	Accumulated Other Comprehensive (Loss) Income
Beginning Balance at Dec. 31, 2011	$ 27,443	$ 8,952	$ 9,620	$ 8,360	$ (7)	$ (199)	$ 717
Net income	2,044			2,044
Other comprehensive income (loss), net of tax effect	411						411
Preferred stock dividends	(134)			(134)
Preferred stock amortization (accretion)		12		(12)
Stock based compensation	82					82
Restricted stock awards			251			(251)
Tax benefit - vested restricted stock awards	2		2
Common stock issued	28		28
Dividends declared common stock ($.56 per share in 2013 and $.50 per share in 2012)	(439)			(439)
Ending Balance at Dec. 31, 2012	29,437	8,964	9,901	9,819	(7)	(368)	1,128
Net income	1,135			1,135
Other comprehensive income (loss), net of tax effect	(2,783)						(2,783)
Preferred stock dividends	(94)			(94)
Preferred stock amortization (accretion)		12		(12)
Stock based compensation	156					156
Restricted stock awards			234			(234)
Forfeited restricted stock awards			(45)			45
Tax benefit - vested restricted stock awards	7		7
Common stock issued	39		39
Dividends declared common stock ($.56 per share in 2013 and $.50 per share in 2012)	(501)			(501)
Ending Balance at Dec. 31, 2013	$ 27,396	$ 8,976	$ 10,136	$ 10,347	$ (7)	$ (401)	$ (1,655)